1
Jensen Global Quality Growth Fund
Schedule of Investments
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 97.25%
Canada — 7.53%
Alimentation Couche-Tard, Inc. ............................ 29,990 $ 1,288,792
Canadian National Railway Co. ............................ 13,370 1,590,026
2,878,818
Cayman Islands — 0.89%
Tencent Holdings Ltd. ................................... 8,250 340,979
Finland — 1.19%
Kone Oyj - Class B ..................................... 11,410 456,316
France — 3.14%
Dassault Systemes SE .................................. 15,208 586,471
Hermes International .................................... 480 614,770
1,201,241
Germany — 2.78%
SAP SE ............................................. 12,440 1,059,512
Ireland — 4.24%
Accenture PLC - Class A ................................. 5,630 1,624,030
Spain — 2.42%
Amadeus IT Group SA (a) ................................ 17,530 925,402
Switzerland — 2.71%
Nestle SA ............................................ 8,860 1,036,824
Taiwan, Province Of China — 3.50%
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR ............. 16,040 1,336,934
United Kingdom — 13.37%
AstraZeneca PLC ...................................... 15,180 1,877,645
Compass Group PLC ................................... 63,870 1,373,907
Diageo PLC .......................................... 35,490 1,541,908
GSK PLC ............................................ 19,928 318,548
5,112,008

Jensen Global Quality Growth Fund
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
Shares Value
Common Stocks — 97.25% (Continued)
United States — 55.48%
3M Co. .............................................. 5,200 $ 646,620
Alphabet, Inc. (a) ....................................... 14,000 1,515,080
Apple, Inc. - Class A .................................... 9,650 1,517,173
Automatic Data Processing, Inc. ........................... 6,360 1,554,447
Becton Dickinson and Co. ................................ 4,770 1,204,043
Broadridge Financial Solutions, Inc. ......................... 3,800 650,446
Equifax, Inc. .......................................... 4,990 941,863
Home Depot, Inc. ...................................... 2,700 778,734
Intuit, Inc. ............................................ 2,330 1,006,047
Johnson & Johnson .................................... 7,200 1,161,648
Mastercard , Inc. - Class A ................................ 2,330 755,782
Microsoft Corp. ........................................ 6,010 1,571,435
NIKE, Inc. - Class B .................................... 9,390 999,566
PepsiCo, Inc. ......................................... 10,540 1,815,726
Pfizer, Inc. ............................................ 28,870 1,305,790
Starbucks Corp. ....................................... 13,400 1,126,538
Stryker Corp. ......................................... 5,580 1,145,016
Texas Instruments, Inc. .................................. 4,940 816,137
Verisk Analytics, Inc. .................................... 3,770 705,593
21,217,684
Total Common Stocks (Cost $36,360,023) ................ 37,189,748
Money Market Funds — 2.40%
United States — 2.40%
First American Treasury Obligations Fund - X Class, 2.143% (b) ... 918,024 918,024
Total Money Market Funds (Cost $918,024) ............... 918,024
Total Investments (Cost $37,278,047) — 99.65% 38,107,772
Other Assets in Excess of Liabilities — 0.35% ..............
132,622
Total Net Assets — 100.00% ............................. $ 38,240,394
Percentages are stated as a percent of net assets.
ADR
American Depositary Receipt
PLC
Public Limited Company
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Non-income producing security.
(b)
The rate shown represents the seven-day yield as of August 31, 2022.

Notes to Schedule of Investments
August 31, 2022 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S.
dollar using the applicable currency exchange rates as of the close of the New York Stock
Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of
Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained by the Trust’s Valuation Committee.

Notes to Schedule of Investments (Continued)
August 31, 2022 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2022:
Jensen Global Quality Growth Fund
Level 1 Level 2 Level 3 Total
Assets(1):
Equities:
Common Stock $ 27,057,466 $ 10,132,282 $ – $ 37,189,748
Total Equity Securities 27,057,466 10,132,282 – 37,189,748
Money Market Funds 918,024 – – 918,024
Total Investments in Securities $ 27,975,490 $ 10,132,282 $ – $ 38,107,772
(1)
See the Schedule of Investments for country classifications.